Income Taxes - Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 3,911	$ 3,032
Research and development tax credit carryforwards	716	600
Accrued liabilities and other	93	47
Stock-based compensation	82	60
Total deferred tax assets	4,802	3,739
Deferred tax liabilities:
Prepaid expenses and other	(12)	(13)
Total deferred tax liabilities	(12)	(13)
Less valuation allowance	(4,790)	(3,726)
Net deferred tax assets	$ 0	$ 0